TREASURY STOCK (Details Textual)	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2007 CNY
Stock Repurchased During Period, Shares (in shares)			498,851
Stock Repurchased During Period, Value		6,282,000	29,377,000
Stock Repurchase Program, Authorized Amount	$ 5,000,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	611,386	611,386